Supplemental information on statement of cash flows	6 Months Ended
Jun. 30, 2024
Supplemental Information On Statement Of Cash Flows
Supplemental information on statement of cash flows

29.	Supplemental information on statement of cash flows

	Jan-Jun/2024	Jan-Jun/2023
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	905	679
Transactions not involving cash
Purchase of property, plant and equipment on credit	154	−
Lease	2,981	7,249
Provision for decommissioning costs	66	6
Use of tax credits and judicial deposit for the payment of contingency	63	51
Remeasurement of property, plant and equipment acquired in previous periods	−	12
Earn Out related to Atapu and Sépia fields	105	−

29.1.	Reconciliation of Depreciation, depletion and amortization with Statements of Cash Flows

	Jan-Jun/2024	Jan-Jun/2023
Depreciation of Property, plant and equipment	7,639	7,145
Amortization of Intangible assets	67	48
Capitalized depreciation	(1,119)	(940)
Depreciation of right of use - recovery of PIS/COFINS	(87)	(80)
Depreciation, depletion and amortization in the Statements of Cash Flows	6,500	6,173